Fair value - Summary of fair value measurement of assets and liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	S/ 22,755,841	S/ 23,071,703
Total financial assets	23,102,928	23,406,088
Financial liabilities	163,441	145,395
Derivatives payable [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	102,288	145,395
Liabilities at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	61,153
Financial investments, Derivatives receivable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	143,201	158,101
Accrued Interest [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	347,087	334,385
Investments at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,776,567	1,556,540
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	20,377,805	20,912,184
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	458,268	444,878
Level 1 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	13,433,551	12,506,391
Financial liabilities	61,153
Level 1 [member] | Liabilities at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	61,153
Level 1 [member] | Investments at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	304,659	329,609
Level 1 [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	12,722,114	11,779,535
Level 1 [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	406,778	397,247
Level 2 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,272,509	9,645,446
Financial liabilities	102,288
Level 2 [member] | Derivatives payable [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	102,288	145,395
Level 2 [member] | Financial investments, Derivatives receivable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	143,201	158,101
Level 2 [member] | Investments at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	459,767	344,155
Level 2 [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,655,691	9,132,649
Level 2 [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	13,850	10,541
Level 3 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,049,781	919,866	S/ 977,835
Level 3 [member] | Investments at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,012,141	882,776
Level 3 [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	S/ 37,640	S/ 37,090